INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of Deferred Tax Assets

The Company’s net deferred tax assets are as follows:

	December 31,
	2020	2019
Deferred tax assets
Net operating loss carryforward	$105,559	$—
Unrealized gain on marketable securities	—	—
Total deferred tax assets	105,559	—
Valuation Allowance	(105,559)	—
Deferred tax assets, net valuation allowance	$—	$—

Summary of Income Tax Provision (Benefit)

The income tax provision consists of the following:

	As of December 31,
	2020	2019
Federal
Current	$17,841	$102,332
Deferred	(87,480)	2,936
State and Local
Current	—	—
Deferred	(18,079)	—
Change in valuation allowance	105,559	(21,062)
Income tax provision	$17,841	$84,206

Summary of Reconciliation of the Federal Income Tax Rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	December 31, 2020	December 31, 2019
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	4.3%	0.0%
True-ups	(1.7)%	0.4%
Change in FV of warrant liabilities	(15.5)%	0.0%
Valuation allowance	(9.9)%	(4.3)%
Income tax provision	(1.7)%	17.1%